SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis for Presentation

Basis for Presentation

These consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States of America (“US GAAP”) as defined by the Financial Accounting Standards Board (FASB) within the FASB Accounting Standards Codification (“ASC”) and are presented in thousands, except number of shares and per share data.

Reverse Stock Split

Reverse Stock Split

All share numbers and per share amounts presented in these financial statements, including these footnotes reflect a one-for-fifty (1:50) reverse stock split effected on August 20, 2026. The split reduced the number of issued and outstanding shares without affecting the number of authorized shares or the par value of the Common Stock. No fractional shares were issued; instead, shareholders of our common stock who otherwise would have been entitled to receive a fractional share received an additional fraction of a share of common stock to round up to the next whole share.

Going Concern

Going Concern

As of December 31, 2025, we have incurred recurring losses including net losses of $10.5 million and $10.3 million for the years ended December 31, 2025, and 2024, respectively. Our working capital deficit is $4.4 million as of December 31, 2025. We anticipate operating losses to continue for the foreseeable future due to, among other things, costs related to research funding, further development of our technology and products and expenses related to the commercialization of our products.

The Company expects that its cash and cash equivalents of $0.4 million as of December 31, 2025, will not be sufficient to fund its operating expenses and capital expenditure requirements for the 12 months from the issuance of these financial statements and that the Company will require additional capital funding to continue its operations and research development activity thereafter. It is possible this period could be shortened if there are any significant increases in spending or more rapid progress of development programs than anticipated.

Our future viability is dependent on our ability to raise additional capital to fund our operations. We will need to obtain additional funds to satisfy our operational needs and to fund our sales and marketing efforts, research and development expenditures, and business development activities. Until such time, if ever, as we can generate sufficient cash through revenue, management’s plans are to finance our working capital requirements through a combination of equity offerings, debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. If we raise additional funds by issuing equity securities, our existing security holders will likely experience dilution. If we borrow money, the incurrence of indebtedness would result in increased debt service obligations and could require us to agree to operating and financial covenants that could restrict our operations. If we enter into a collaboration, strategic alliance or other similar arrangement, we may be forced to give up valuable rights. There can be no assurance however that such financing will be available in sufficient amounts, when and if needed, on acceptable terms or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market demand for the Company’s products and services, the quality of product development efforts, management of working capital, and continuation of normal payment terms and conditions for purchase of services. If the Company is unable to substantially increase revenues, reduce expenditures, or otherwise generate cash flows for operations, then the Company will need to raise additional funding.

There is substantial doubt that the Company will be able to pay its obligations as they fall due, and this substantial doubt is not alleviated by management plans. The consolidated financial statements as of December 31, 2025 have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of SmartKem, Inc. and its wholly-owned subsidiary, SmartKem Limited. The Company does not have any non-consolidated subsidiaries. All intercompany balances and transactions have been eliminated on consolidation, including unrealized gains and losses on transactions between the companies.

Comprehensive loss		Comprehensive loss Comprehensive loss of all periods presented is comprised primarily of net loss and foreign currency translation adjustments.
Management's Use of Estimates

Management’s Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s consolidated financial statements relate to the valuation of common stock, fair value of stock options and fair value of derivative liabilities. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

Management’s Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s consolidated financial statements relates to the fair value of stock-based compensation expense and for the valuation allowance of deferred taxes. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents. As of December 31, 2025 and 2024, the Company did not have any cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amount the Company expects to collect and do not bear interest. The Company considers the following factors when determining the collectability of specific customer accounts: customer creditworthiness, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. These receivables have historically been paid timely. Due to the nature of the accounts receivable balance, the Company believes there is no significant risk of non-collection. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, allowances for credit losses would be required. There was no allowance for credit losses recorded as of December 31, 2025 and 2024.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Periodically, the Company maintains deposits in financial institutions in excess of government insured limits.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs are expensed when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings. Depreciation and amortization are provided using the accelerated declining balance method in amounts considered to be sufficient to amortize the cost of the assets to operations over their estimated useful lives. Property, plant and equipment is depreciated over an estimated useful life of approximately 4 years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Management continually evaluates whether events or changes in circumstances might indicate that the remaining estimated useful life of long-lived assets may warrant revision, or that the remaining balance may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted cash flows in measuring whether the long-lived asset should be written down to fair value. Measurement of the amount of impairment would be based on generally accepted valuation methodologies, as deemed appropriate. If the carrying amount is greater than the undiscounted cash flows, the carrying amount of the asset is reduced to the asset’s fair value. An impairment loss is recognized immediately as an operating expense in the consolidated statements of operations. As of December 31, 2025, and 2024, Company’s management believed that no impairment of the Company’s long-lived assets was required.

Non-retirement Post-employment Benefits

Non-retirement Post-employment Benefits

The company records employee severance benefits as non-retirement post-employment benefits that are accounted for under the guidance of ASC 712-10 Compensation - Nonretirement Postemployment Benefits. A liability is accrued when it becomes probable that a payment will be made, and the amount is estimable. In most cases, a payment is not deemed probable until the employer makes the decision to terminate the employee. All severance payments identified were paid and expensed in the period incurred.

Leases

Leases

Operating lease assets are included within operating lease right-of-use assets, and the corresponding operating lease obligation on the consolidated balance sheets as of December 31, 2025 and 2024. The Company has elected not to present short-term leases as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Company is reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Company’s leases do not provide an implicit rate of return, the Company used an incremental borrowing rate based on inception date of the lease agreement in determining the present value of lease payments.

Revenue

Revenue

The Company applies the provisions of ASC 606, Revenue from Contracts with Customers. The Company recognizes revenue under the core principle to depict the transfer of control to the Company’s customers in an amount reflecting the consideration the Company expects to be entitled to. In order to achieve that core principle, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contact and (5) recognize revenue when a performance obligation is satisfied.

The Company’s current contracts with customers do not contain significant estimates or judgments. A portion of the Company’s revenue contains a single performance obligation that is recognized upon fulfilment of the sales order. The company also recognized a portion of revenue related to the certain agreements over time based on output method. The Company received cancellation notification from two customers in fourth quarter 2025 and recognized remaining contract liability.

In 2025, the Company recorded $147 thousand related to the sale of the of materials to various customers which was recognized at the point of the sale. The Company also recorded $550 thousand related to the recognition of income over the project term related to two project agreements that had been cancelled in 2025. In 2024, the Company recorded $40 thousand related to the sale of the of materials to various customers which was recognized at the point of the sale. The Company also recorded $42 thousand related to the recognition of income over the project term related to a project agreements that had been completed in 2024.

Customer A and B comprised of 60% and 19% of revenue for the year ended December 31, 2025. No customers comprised over 10% of revenue for the year ended December 31, 2024.

The Company derives its revenues primarily from sales of TRUFLEX® inks and of demonstrator units to customers evaluating organic semiconductor technology. The transaction price is stated in each customer agreement and is allocated to a single performance obligation. Revenue is recognized upon shipment of each TRULFEX® ink or demonstrator, at a point in time. The Company does not have any significant financing components as payment is received at or shortly after the point of sale. Costs incurred to obtain a contract will be expensed as incurred when the amortization period is less than a year.

Contract Liability

Contract Liability

The Company has recognized contract liabilities, primarily related to advance payments received from collaboration agreements for services to be performed in future periods. These contract liabilities are expected to be recognized as revenue within the next 12 month. The Company’s balance on January 1, 2024 was $360 thousand. During 2024, the Company added $128 thousand related to new advanced deposits collected, offset by a release of $42 thousand for the recognition of revenue related to the completion of the performance obligation contracts and foreign currency translations of $4 thousand. The Company’s balance as of December 31, 2024 was $450 thousand. During 2025, the Company added $3 thousand related to new advanced deposits collected, offset by a release of $391 thousand for the recognition of revenue related to the completion of the performance obligation contracts and foreign currency translations of $46 thousand. The Company’s balance as of December 31, 2025 was $108 thousand.

Research and Development Expenses

Research and Development Expenses

The Company expenses research and development costs as incurred. Research and development costs include salaries, employee benefit costs, direct project costs, supplies and other related costs. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received.

Patent and Licensing Costs

Patent and Licensing Costs

Patent and licensing costs are expensed as incurred because their realization is uncertain. These costs are classified as research and development expenses in the accompanying consolidated statements of operations and comprehensive loss.

Other Operating Income

Other Operating Income

The Company’s other operating income includes government grants received for qualifying research and development projects, and research and development tax credits related to the United Kingdom’s Research and Development tax relief for small and medium-sized enterprises, which is a government tax incentive designed to reward innovative companies for investing in research and development. Such incentives are recorded as other income when it is probable the amounts are collectible and can be reasonably estimated.

The Company has applied the guidance of IAS 20, Accounting for Government Grants and Disclosure of Government Assistance to account for grants and recognition of the other operating income related to the grant. The government grant is recognized only when there is reasonable assurance that a) the Company will comply with any conditions attached to the grant and, (b) the grant will be received. The grant is recognized as income over the period necessary to match the related costs, for which the grant is intended to compensated, on a systematic basis. A grant receivable as compensation for costs already incurred or for immediate financial support, with no future related costs, is recognized as other operating income in the period in which it is receivable.

For the year ended December 31, 2025 and 2024, the Company recorded grant income and research & development tax credits of $1.0 million for both years, which are recorded as other operating income in the accompanying consolidated statements of operations. As of December 31, 2025 and 2024, the Company had receivables related to research & development tax credits for payments not yet received of $0.5 million for both years.

Share-based compensation

Share-based compensation

All share-based payments, including grants of stock options, are measured based on the fair value of the share-based awards at the grant date and recognized over their respective vesting periods. Outstanding options generally expire 10 years after the grant date. The Company has issued options that vest based on service requirements and issued options that vest based on performance requirements. Options become exercisable when service requirements are met. In the case of performance-based options, options become exercisable when there is a liquidity event, such as a change in control, sale, or admission (listing as a public company or initial public offering

(“IPO”)), and the employee, or consultant, must be providing services to the Company at the time of the event. Due to the Exchange, all options outstanding immediately prior to the event with a performance obligation requirement became vested and exercisable.

The estimated fair value of stock options at the grant date is determined using the Black-Scholes pricing model. The Black-Scholes option pricing model requires inputs such as the fair value of common stock on date of grant, expected term using a simplified method, expected volatility, dividend yield, and risk-free interest rate. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards. The Company records forfeitures when they occur.

Functional Currency And Operations

Functional Currency and Operations

The Company’s functional currency is USD. The functional currency of the Company’s foreign operation is the respective local currency. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date. The consolidated statements of operations and comprehensive loss are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized gain/loss is recognized as foreign currency translation as a component of other comprehensive income.

Income Taxes

Income Taxes

Valuation allowance of deferred tax assets

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

We considered the positive and negative evidence bearing upon its ability to realize the deferred tax assets. In addition to the Company’s history of cumulative losses, the Company cannot be certain that future taxable income will be sufficient to realize its deferred tax assets. Accordingly, a full valuation allowance has been provided against its net deferred tax assets at both December 31, 2025 and 2024. Should the Company change its determination, based on the evidence available as to the amount of its deferred tax assets that can be realized, the valuation allowance will be adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made and which may be material.

As of December 31, 2025, and 2024, there were no material uncertain tax positions.

Contingent Liabilities

Contingent Liabilities

A provision for contingent liabilities is recorded when it is both probable that a liability has been incurred, and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. From time to time, the Company may be party to certain litigation and disputes arising in the normal course of business. As of December 31, 2025, the Company is not a party to any litigation or disputes.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment: Semiconductor materials.

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment: Semiconductor materials.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

Basic net loss per share is determined by dividing net loss by the weighted average shares of common stock outstanding during the period, without consideration of potentially dilutive securities, except for those shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal.

The following potentially dilutive securities were excluded from the computation of earnings per share as of December 31, 2025 and 2024 because their effects would be anti-dilutive:

	December 31,
	2025	2024
Common stock warrants	46,007	89,007
Assumed conversion of preferred stock	—	39,464
Stock options	32,862	12,398
Total	78,869	140,869

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On November 2024, the FASB issued Accounting Standards Update (ASU) No. 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, which requires public companies to disclose, in interim and annual reporting periods, additional information about certain expenses in the financial statements. The amendments in this pronouncement will be effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of adoption on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual periods beginning after December 15, 2025 and interim periods within those annual reporting periods and should be applied prospectively, with early adoption permitted. The adoption of this guidance did not have a material impact in the interim condensed consolidated financial statements of the Company.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which clarifies various topics in the Accounting Standards Codification to improve consistency and address technical corrections. Key improvements include clarifying the calculation of diluted earnings per share (EPS) when a loss from continuing operations exists. The amendments in this update are effective for the Company beginning January 1, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow Scope Improvements. This update clarifies the applicability of interim reporting guidance and the form and content of interim financial statements. It also establishes a disclosure principle requiring an entity to disclose material events and changes occurring since the end of the last annual reporting period. ASU 2025-11 is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes authoritative guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. ASU 2025-10 is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2028, with early adoption permitted. The Company is assessing the impact of adopting this standard.

The Organization for Economic Co-operation and Development (“OECD”) reached an agreement among various countries to implement a minimum 15% tax rate on certain multinational enterprises, commonly referred to as Pillar Two. Many countries continue to announce changes in their tax laws and regulations based on Pillar Two Proposals. We are continuing to evaluate the impact of these proposed and enacted legislative changes as new guidance becomes available. Given the numerous proposed changes in law and uncertainty regarding such proposed changes, the impact cannot be determined at this time.

Recently Issued Accounting Pronouncement

On November 2024, the FASB issued Accounting Standards Update (ASU) No. 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses, which requires public companies to disclose, in interim and annual reporting periods, additional information about certain expenses in the financial statements. The amendments in this pronouncement will be effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently assessing the potential impacts of adoption on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses, which provides a practical expedient for estimating expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual periods beginning after December 15, 2025 and interim periods within those annual reporting periods and should be applied prospectively, with early adoption permitted. The Company is assessing the impact of adopting this standard.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which clarifies various topics in the Accounting Standards Codification to improve consistency and address technical corrections. Key improvements include clarifying the calculation of diluted earnings per share (EPS) when a loss from continuing operations exists. The amendments in this update are effective for the Company beginning January 1, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow Scope Improvements. This update clarifies the applicability of interim reporting guidance and the form and content of interim financial statements. It also establishes a disclosure principle requiring an entity to disclose material events and changes occurring since the end of the last annual reporting period. ASU 2025-11 is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is assessing the impact of adopting this standard.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes authoritative guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. ASU 2025-10 is effective for the Company for interim periods within annual reporting periods beginning after December 15, 2028, with early adoption permitted. The Company is assessing the impact of adopting this standard.

The Organization for Economic Co-operation and Development (“OECD”) reached an agreement among various countries to implement a minimum 15% tax rate on certain multinational enterprises, commonly referred to as Pillar Two. Many countries continue to announce changes in their tax laws and regulations based on Pillar Two Proposals. We are continuing to evaluate the impact of these proposed and enacted legislative changes as new guidance becomes available. Given the numerous proposed changes in law and uncertainty regarding such proposed changes, the impact cannot be determined at this time.

Recently Adopted accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures which applies to all entities subject to income taxes. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to provide more detailed income tax disclosures. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 on a prospective basis for the year ended December 31, 2025.